Amended and Restated

BY-LAWS OF

LIBERTY ALL-STAR GROWTH FUND, INC.

A Maryland Corporation

As amended through October 24, 2023

ARTICLE I

STOCKHOLDERS

SECTION 1. Annual Meetings. The annual meeting of the stockholders of Liberty All-Star Growth Fund, Inc. (formerly “The Charles Allmon Trust, Inc.”) (the “Corporation”) shall be held on a date fixed from time to time by at least a majority of the Board of Directors and two-thirds of the Continuing Directors (as defined in Section 3 of Article X) each year. An annual meeting may be held at any place in or out of the State of Maryland as may be determined by the Board of Directors as shall be designated in the notice of the meeting and at the time specified by the Board of Directors. Any business of the Corporation may be transacted at an annual meeting without being specifically designated in the notice unless otherwise provided by statute, the Corporation’s charter, or these By-Laws. Failure to hold an annual meeting does not invalidate the Corporation’s existence or affect any otherwise valid corporate acts. A majority of the Board of Directors, including a majority of the Continuing Directors, has the sole power to fix the means of remote communication, if any, by which stockholders and proxy holders may be considered present in person and may vote at the meeting

SECTION 2. Special Meetings. At any time in the interval between annual meetings, a special meeting of stockholders may be called by at least a majority of the Board of Directors and two-thirds of the Continuing Directors (as defined in Section 3 of Article X), by the Chairman of the Board or by the President, and shall be called at the request in writing of stockholders entitled to cast at least a majority of the votes entitled to be cast at the meeting upon payment by such stockholders to the Corporation of the reasonably estimated cost of preparing and mailing a notice of a meeting (which estimated cost shall be provided to such stockholders by the Secretary of the Corporation). A written request shall state the purpose or purposes of the proposed meeting and the matters proposed to be acted on. The chairman of the special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting or is not a proper subject for the meeting; any such business shall not be considered or transacted. A majority of the Board of Directors, including a majority of the Continuing Directors, has the sole power to fix the means of remote communication, if any, by which stockholders and proxy holders may be considered present in person and may vote at the meeting

SECTION 3. Notice and Place of Meetings. Not less than 10 nor more than 90 days before each meeting of stockholders, the Secretary shall give to each stockholder entitled to vote at such meeting, and to each stockholder not entitled to vote who is entitled to notice of the meeting, notice in writing or by electronic transmission stating the time and place of the meeting and, in the case of a special meeting or as otherwise may be required by statute, the purpose for which the meeting is called. Notice may be given to a stockholder by mail, by presenting it to such stockholder personally, by leaving it at the stockholder’s residence or usual place of business, or by any other means permitted by Maryland law. If mailed, such notice shall be deemed to be given when deposited in the U.S. mail addressed to the stockholder at the stockholder’s address as it appears on the records of the Corporation, with postage thereon prepaid. If transmitted electronically, such notice shall be deemed to be given when transmitted to the stockholder by an electronic transmission to any address or number of the stockholder at which the stockholder receives electronic transmissions. The Corporation may give a single notice to all stockholders who share an address, which single notice shall be effective as to any stockholder at such address, unless a stockholder objects to receiving such single notice or revokes a prior consent to receiving such single notice. Failure to give notice of any meeting to one or more stockholders, or any irregularity in such notice, shall not affect the validity of any meeting fixed in accordance with this Article I or the validity of any proceedings at any such meeting. The notice of any meeting of stockholders may be accompanied by a form of proxy approved by the Board of Directors in favor of the actions or persons as the Board of Directors may select. Notwithstanding the forgoing provisions, each person who is entitled to notice waives notice if he or she attends the meeting in person or by proxy, or before or after the meeting delivers a written waiver or a waiver by electronic transmission, which is filed with the records of stockholders meetings. Except as otherwise required by law, only the business stated in the notice of the meeting shall be considered at such meeting; provided that, additional business may be brought before the meeting by or at the direction of at least a majority of the Directors and two-thirds of the Continuing Directors (as defined in Section 3 of Article X).

Meetings of stockholders shall be held at such place in the United States as is set from time to time by at least a majority of the Board of Directors and two-thirds of the Continuing Directors (as defined in Section 3 of Article X).

SECTION 4. Requirement to Appear at Meeting. Notwithstanding anything to the contrary in the foregoing provisions of this Article I, unless otherwise required by law, if a stockholder (or a qualified representative of the stockholder) wishing to submit a proposal does not appear at the annual or special meeting of the stockholders of the Corporation to present proposed business, such proposed business shall not be transacted, notwithstanding that proxies in respect of such vote may have been received by the Corporation. For purposes hereof, to be considered a qualified representative of a stockholder, a person must be a duly authorized officer, manager or partner of such stockholder or must be authorized by a writing executed by such stockholder delivered by such stockholder to the Secretary of the Corporation in writing at least ten business days in advance of the stockholder meeting to act for such stockholder as proxy at the meeting of the stockholders of the Corporation.

SECTION 5. Required Compliance with Exchange Act. A stockholder shall also comply with all applicable requirements of the Exchange Act and the rules and regulations thereunder with respect to the matters set forth in this Article I; provided however, that any references in these By-Laws to the Exchange Act or the rules promulgated thereunder are not intended to and shall not limit any requirements applicable to proposals as to any business to be considered pursuant to this Article I, and compliance with these By-Laws shall be the exclusive means for a stockholder to submit business (other than matters brought properly under and in compliance with Rule 14a-8 under the Exchange Act (or any successor provision of law)).

SECTION 6. Quorum; Required Vote. Except as otherwise provided by the laws of the State of Maryland, the Investment Company Act of 1940, as amended (“1940 Act”) or other applicable statute, or by the Corporation’s charter, these By-Laws, or a resolution of the Directors specifying a greater or lesser vote requirement for the transaction of any item of business that properly comes before a meeting of stockholders, at a meeting of stockholders: (1) the presence in person or by proxy of stockholders of the Corporation entitled to cast a majority of all the votes entitled to be cast at the meeting shall constitute a quorum; and (2) the affirmative vote of a majority of the total number of votes entitled to be cast thereon shall be required to approve any matter that properly comes before the meeting. At all times, the affirmative vote of a majority of the total number of votes entitled to be cast thereon shall be required to approve the election of a director. In the absence of a quorum, the chairman of a stockholders meeting, without notice other than by announcement at the meeting, may adjourn the meeting from time to time as provided in Section 7 of this Article I until a quorum shall attend. The stockholders present at any duly organized meeting may continue to do business until adjournment, notwithstanding the withdrawal of enough stockholders to leave less than a quorum. The absence from any meeting in person or by proxy of holders of the number of shares of stock of the Corporation in excess of the number that may be required by the laws of the State of Maryland, the 1940 Act or other applicable statute, the Corporation’s charter, or by these By-Laws for action upon any given matter shall not prevent action at the meeting on any other matter or matters that may properly come before the meeting, so long as there are present, in person or by proxy, holders of the number of shares of stock of the Corporation required for action upon the other matter or matters.

SECTION 7. Adjournment. Whether or not a quorum is present at a stockholders meeting, the chairman of the meeting may adjourn the meeting from time to time, without notice other than by announcement at the meeting at which the adjournment is taken. At any adjourned meeting at which a quorum shall be present, any action may be taken that could have been taken at the meeting originally called. A meeting of the stockholders may not be adjourned to a date more than 120 days after the original record date.

SECTION 8. Organization. At every meeting of stockholders, an officer or a person designated by an officer of the Corporation shall act as chairman of the meeting. The Secretary, or in the Secretary’s absence or inability to act, a person appointed by the chairman of the meeting, shall act as secretary of the meeting.

SECTION 9. Order of Business. The order of business at all meetings of stockholders of the Corporation shall be as determined by the chairman of the meeting. The chairman of the meeting may prescribe such rules, regulations, and procedures and take such action as, in the discretion of such chairman, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting entry to the meeting to only persons present at the commencement of the meeting; (b) limiting attendance at the meeting to stockholders of record of the Corporation, their duly authorized proxies and other such individuals as the chairman of the meeting may determine; (c) limiting participation at the meeting on any matter to stockholders of record of the Corporation entitled to vote on such matter, their duly authorized proxies and other such individuals as the Chairman of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) determining when and for how long the polls should be open and when the polls should be closed; (f) maintaining order and security at the meeting; (g) removing any stockholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairman of the meeting; (h) concluding a meeting or recessing or adjourning the meeting to a later date and time and at a place announced at the meeting; and (i) complying with any state and local laws and other regulations concerning safety and security. Unless otherwise determined by the chairman of the meeting, meetings of stockholders of the Corporation shall not be required to be held in accordance with the rules of parliamentary procedure.

SECTION 10. Voting. Except as otherwise provided by statute or the Corporation’s charter, each holder of record of shares of stock of the Corporation shall be entitled to one vote on each matter submitted to a vote at a meeting of stockholders for each share of stock standing in his or her name on the records of the Corporation as of the record date determined pursuant to Section 11 of this Article I.

Each stockholder entitled to vote at any meeting of stockholders may vote the stock he or she owns of record in person, by written proxy, or by electronic or telecommunications device if, as discussed below, provided by the Board of Directors, signed by the stockholder or by his or her duly authorized attorney-in-fact. The placing of a stockholder’s name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such stockholder shall constitute execution or signature of such proxy by or on behalf of such stockholder. No proxy shall be valid after the expiration of 11 months from the date thereof, unless otherwise provided in the proxy. Every proxy shall be revocable at the pleasure of the stockholder executing it, except in those cases in which the proxy states that it is irrevocable and in which an irrevocable proxy is permitted by law.

To the maximum extent permitted by law, the Board of Directors may provide that proxies may be given by any electronic or telecommunications device or in any other manner, but may also provide that, if a proposal by anyone other than the officers or directors is submitted to a vote of the stockholders, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or directors, shares may be voted only either in person or by written proxy that is not given by any electronic or telecommunications means.

SECTION 11. Fixing of Record Date for Determining Stockholders Entitled to Vote at Meeting. The Board of Directors may set a record date for the purpose of determining stockholders entitled to notice of and to vote at any meeting of stockholders. The record date for a particular meeting shall be not more than 90 nor fewer than 10 days before the date of the meeting.

SECTION 12. Inspectors. The Board of Directors may, in advance of any meeting of stockholders, appoint one or more inspectors to act at the meeting or at any adjournment of the meeting. If the inspectors shall not be so appointed or if any of them shall fail to appear or act, the chairman of the meeting may appoint inspectors. Each inspector, before entering upon the discharge of his or her duties, shall, if required by the chairman of the meeting, take and sign an oath to execute faithfully the duties of inspector at the meeting with strict impartiality and according to the best of his or her ability. The inspectors shall determine the number of shares outstanding and the voting power of each share, the number of shares represented at the meeting, the existence of a quorum, and the validity and effect of proxies, and shall receive votes, ballots, or consents, hear and determine all challenges and questions arising in connection with the right to vote, count and tabulate all votes, ballots, or consents, determine the result, and do those acts as are proper to conduct the election or vote with fairness to all stockholders. On request of the chairman of the meeting or any stockholder entitled to vote at the meeting, the inspectors shall make a report in writing of any challenge, request, or matter determined by them and shall execute a certificate of any fact found by them. No director or candidate for the office of director shall act as inspector of an election of directors. Inspectors need not be stockholders of the Corporation.

SECTION 13. Consent of Stockholders in Lieu of Meeting. Except as otherwise provided by statute or the Corporation’s charter, any action required or permitted to be taken at a meeting of stockholders may be taken without a meeting if an unanimous written consent that sets for the action is given in writing or by electronic transmission by each stockholder entitled to vote on the matter and filed in paper or electronic form with the records of stockholders meetings.

SECTION 14. Advance Notice of Stockholder Nominees for Director. For nominations to be properly brought before a meeting by a stockholder, the stockholder must have given timely notice thereof in writing to the Secretary of the Corporation and must be entitled at the time of giving notice and the time of the meeting to vote for each such nominee. To be timely, a stockholder’s notice shall set forth all information required under this Section 14 and shall be received by the Secretary at the principal offices of the Corporation: (1) for an annual meeting, not earlier than the 150th day and not later than the 120th day prior to the first anniversary of the date of public release of the notice for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from the first anniversary of the date of the preceding year’s annual meeting, notice by the stockholder to be timely must be received by the Secretary no earlier than the 120th day prior to the date of such annual meeting and no later than the later of the 90th day prior to the date of such annual meeting or the 10th day following the day on which public announcement of the date of such meeting is first made; and (2) for a special meeting, not later than the close of business on the seventh day following the date on which notice of the date of such meeting is mailed or otherwise disseminated to stockholders or public disclosure of the date of the special meeting is made, whichever occurs first. The public announcement of a postponement or adjournment of a meeting shall not commence a new time period for the giving of a stockholder’s notice as described above.

A stockholder’s notice of a nomination for the election or reelection of a director shall set forth as to each individual whom the stockholder proposes to nominate as a director:

(i)	the name, age, business address, residence address, and principal occupation of any individual(s) being nominated (a “Proposed Nominee”) and each individual who has a Disclosable Relationship with such Proposed Nominee (“Proposed Nominee Associate”);

(ii)	a description of all agreements, arrangements, or understandings (whether written or oral) between such Proposed Nominee and any Proposed Nominee Associate of such Proposed Nominee related to, and any material interest of such Proposed Nominee Associate in, such nomination, including any anticipated benefit therefrom to such Proposed Nominee Associate;

(iii)	a description of all commercial and professional relationships and transactions between or among such Proposed Nominee or any Proposed Nominee Associate, and any other person or persons known to such Proposed Nominee or Proposed Nominee Associate to have a material interest in such nomination, including the nominating stockholder and any Stockholder Associated Person (as defined below);

(iv)	a representation as to whether such Proposed Nominee is believed to be an “interested person” of the Corporation, as defined in Section 2(a)(19) of the 1940 Act,, and meets the other legal requirements to serve as a director, including the rules adopted by the principal listing exchange upon which Shares are listed, the rules adopted pursuant to Rule 10A-3, and information regarding such individual that is sufficient, in the discretion of the Board of Directors or any committee thereof, to examine such determinations;

(v)	a representation that the Proposed Nominee satisfies the director Qualifications as set out in Article II of these By-Laws, and information regarding such individual that is sufficient, in the discretion of the Board of Directors or any committee thereof, to examine such representation;

(vi)	a representation that the stockholder who intends to make the nomination is a holder of record or beneficial owner of stock of the Corporation entitled to vote for each nominee at such meeting (together with proof thereof as would meet the requirements for proposals that are to be included in the Corporation’s proxy statements pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (“Exchange Act”), or any successor to such Rule) and intends to appear in person or by proxy at the meeting to nominate the person or persons specified in the notice;

(vii)	as to the stockholder who intends to make the nomination and any Stockholder Associated Person, (A) the class and number of shares of stock which are owned by such stockholder and any Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (B) the nominee holder for, and number of shares of stock owned beneficially but not of record by such stockholder and by any Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (C) the date shares of stock identified in (A) and (B) were acquired and the investment intent of such acquisition; and (D) whether and the extent to which any hedging or other transaction or series of transactions has been entered into by or on behalf of, or any other agreement, arrangement, or understanding (including any short position or any borrowing or lending of shares) has been made, the effect or intent of which is to mitigate loss to or manage risk of share price changes for, or to increase or decrease the voting power of, such stockholder or any such Stockholder Associated Person with respect to any shares of stock of the Corporation, including any such activity effected by the use of securities or other instruments of any other issuer in effect as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date);

(viii)	the name, age, business address, residence address, and principal occupation of the stockholder and Stockholder Associated Person giving notice, as they appear on the Corporation’s stock ledger and current name and address, if different;

(ix)	to the extent known by the stockholder giving the notice, the name and address of any other stockholder supporting the nomination of each individual for director on the date of such stockholder’s notice;

(x)	a representation whether the stockholder or any Stockholder Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares of stock required to approve the nomination and/or otherwise to solicit proxies from stockholders in support of the nomination;

(xi)	any other information relating to such Proposed Nominee that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitations of proxies for election of directors in a solicitation subject to Rule 14a-12(c) of the Exchange Act, whether or not the stockholder submitting the notice intends to deliver a proxy statement or solicit proxies and whether or not an election contest is involved, and any other information reasonably necessary to ensure the completeness and accuracy of the information provided;

(xii)	such Proposed Nominee’s written consent to being named as a nominee and to serving as a director if elected;

(xiii)	a certificate executed by the Proposed Nominee certifying that such Proposed Nominee (a) is not, and will not become a party to, any agreement, arrangement, or understanding (whether written or oral) with any person or entity other than the Corporation in connection with service or action as a director of the Corporation if elected that has not been disclosed to the Corporation, (b) will serve as a director of the Corporation if elected, and (c) satisfies the director Qualifications of these By-Laws; and

(xiv)	a director questionnaire completed and submitted by the Proposed Nominee within 5 business days of such a request from the Corporation and in such form as the Board of Directors deems appropriate, and a background check or such information as the directors may reasonably require to determine the eligibility of such Proposed Nominee to serve as a director of the Corporation.

If information submitted pursuant to this Section 14 by any stockholder shall be inaccurate in any material respect, such information may be deemed not to have been provided in accordance with this Section 14. Any such stockholder shall notify the Corporation of any inaccuracy or change (within two business days of becoming aware of such inaccuracy or change) in any such information. Upon written request by the Secretary of the Corporation or the Board of Directors, any such stockholder shall provide, within five business days of delivery of such request (or such other period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Directors or any authorized officer of the Corporation, to demonstrate the accuracy of any information submitted by the stockholder pursuant to this Section 14, and (B) a written update of any information (including, if requested by the Corporation, written confirmation by such stockholder that it continues to intend to bring such nomination) submitted by the stockholder pursuant to this Section 14 as of an earlier date. If a stockholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested may be deemed not to have been provided in accordance with this Section 14.

The chairman of the meeting may refuse to acknowledge a nomination by any stockholder that is not made in compliance with the foregoing procedure. Any determination by the chairman that the stockholder nomination is not in compliance shall be binding on all parties absent manifest error. Notwithstanding the foregoing provisions of this Section 14, a stockholder shall also comply with all applicable requirements of Maryland law and of the Exchange Act and the rules and regulations thereunder with respect to matters set forth in herein.

For purposes of this Section 14 and Section 15 below, “Stockholder Associated Person” of any stockholder shall mean (i) any person controlling, controlled by, or under common control with, directly or indirectly, or acting in concert with, such stockholder (including, without limitation, any person who is a member of a “group” for purposes of Section 13(d) of the Exchange Act, or any successor provision, that includes such stockholder); (ii) any beneficial owner of shares of stock owned of record or beneficially by such stockholder; and (iii) any person controlling, controlled by, or under common control with any such person named in (i) or (ii).

SECTION 15. Advance Notice of Stockholder Proposals. Any stockholder who is entitled to vote in the election of directors and meets the requirements of the proxy rules under the Exchange Act, may submit to the Board of Directors proposals to be considered for submission to the stockholders of the Corporation for their vote. For a proposal to be considered at a meeting of stockholders, the stockholder must have given timely notice thereof to the Secretary of the Corporation and must be entitled, both at the time of giving notice and the time of the meeting, to vote for each such proposal. To be timely, a notice shall set forth all information required under this Section 15 and shall be received by the Secretary at the principal offices of the Corporation: (1) for an annual meeting, not earlier than the 150th day and not later than the 120th day prior to the first anniversary of the date of public release of the notice for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from the first anniversary of the date of the preceding year’s annual meeting, notice by the stockholder to be timely must be received by the Secretary no earlier than the 120th day prior to the date of such annual meeting and no later than the later of the 90th day prior to the date of such annual meeting or the 10th day following the day on which public announcement of the date of such meeting is first made; and (2) for a special meeting, not later than the close of business on the seventh day following the date on which notice of the date of such meeting is mailed or otherwise disseminated to stockholders or public disclosure of the date of the special meeting is made, whichever occurs first. The public announcement of a postponement or adjournment of a meeting shall not commence a new time period for the giving of a stockholder’s notice as described above.

Each such notice shall set forth:

(i)	the proposal to be introduced, the reasons for proposing such business at the meeting, and any material interest in such business of such stockholder and any Stockholder Associated Person (as defined in Section 14 above), individually or in the aggregate, including any anticipated benefit to the stockholder or any Stockholder Associated Person therefrom;

(ii)	a representation that the stockholder is a holder of record or beneficial owner of stock of the Corporation entitled to vote at such meeting (together with proof thereof as would meet the requirements for proposals that are to be included in the Corporation’s proxy statements pursuant to Rule 14a-8 under the Exchange Act, or any successor to such Rule) and intends to appear in person or by proxy at the meeting to introduce the proposal specified in the notice;

(iii)	as to the stockholder who intends to introduce a proposal and any Stockholder Associated Person, (A) the class and number of shares of stock that are owned by such stockholder and any Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (B) the nominee holder for, and number of shares of stock owned beneficially but not of record by such stockholder and by any Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (C) the date shares of stock identified in (A) and (B) were acquired and the investment intent of such acquisition; and (D) whether and the extent to which any hedging or other transaction or series of transactions has been entered into by or on behalf of, or any other agreement, arrangement, or understanding (including any short position or any borrowing or lending of shares) has been made, the effect or intent of which is to mitigate loss to or manage risk of share price changes for, or to increase or decrease the voting power of, such stockholder or any such Stockholder Associated Person with respect to any shares of stock of the Corporation, including any such activity effected by the use of securities or other instruments of any other issuer in effect as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date);

(iv)	the name, age, business address, residence address, and principal occupation of the stockholder and the Stockholder Associated Person as they appear on the Corporation’s stock ledger and current name and address, if different;

(v)	to the extent known by the stockholder giving the notice, the name, and address of any other stockholder supporting the proposal on the date of such stockholder’s notice;

(vi)	a representation whether the stockholder or any Stockholder Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares of stock required to approve the proposal and/or otherwise to solicit proxies from stockholders in support of the proposal;

(vii)	a description of any agreement, arrangement or understanding (whether written or oral) with respect to the proposal between or among such stockholder and such beneficial owner, any of their respective Stockholder Associated Persons, and any other person or persons (including their names) in connection with the proposal of such business and any material interest of such person or any Stockholder Associated Person of such person, in such business, including any anticipated benefit therefrom to such person, or any Stockholder Associated Person of such person;

(viii)	a description of all commercial and professional relationships and transactions between or among such stockholder and such beneficial owners or their respective Stockholder Associated Persons, and any other person or persons known to such stockholder and such beneficial owners or their respective Stockholder Associated Persons to have a material interest in the matter that is the subject of such notice; and

(ix)	all other information relating to the proposal that is required to be disclosed in connection with the proposal, or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder.

If information submitted pursuant to this Section 15 by any stockholder shall be inaccurate in any material respect, such information may be deemed not to have been provided in accordance with this Section 15. Any such stockholder shall notify the Corporation of any inaccuracy or change (within two business days of becoming aware of such inaccuracy or change) in any such information. Upon written request by the Secretary of the Corporation or the Board of Directors, any such stockholder shall provide, within five business days of delivery of such request (or such other period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Directors or any authorized officer of the Corporation, to demonstrate the accuracy of any information submitted by the stockholder pursuant to this Section 15, and (B) a written update of any information (including, if requested by the Corporation, written confirmation by such stockholder that it continues to intend to bring such nomination) submitted by the stockholder pursuant to this Section 15 as of an earlier date. If a stockholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested may be deemed not to have been provided in accordance with this Section 15.

The chairman of the meeting may refuse to acknowledge the introduction of any stockholder proposal not made in compliance with the foregoing procedure. Any determination by the chairman that the stockholder proposal is not in compliance shall be binding on all parties absent manifest error. Notwithstanding the foregoing provisions of this Section 15, a stockholder shall also comply with all applicable requirements of Maryland law and of the Exchange Act and the rules and regulations thereunder with respect to matters set forth in herein. Nothing in this Section 15 shall be deemed to affect any right of a stockholder to request inclusion of a proposal in, nor the right of the Corporation to omit a proposal from, the Corporation’s proxy statement pursuant to Rule 14a-8 (or any successor provision) under the Exchange Act.

SECTION 16. Maryland Control Share Acquisition Act and Maryland Business Combination Act. The Board of Directors has elected to be subject to the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. Accordingly, to the maximum extent permitted by applicable law, to the extent any provision of the charter of the Corporation or these By-Laws is inconsistent with such statutes, such statutes will control. This Section 16 may be repealed, in whole or in part, at any time, whether before or after an acquisition of control shares and, upon such repeal, may, to the extent provided by any successor By-Law, apply to any prior or subsequent control share acquisition.

ARTICLE II

BOARD OF DIRECTORS

SECTION 1. General Powers. Except as otherwise provided in the Corporation’s charter, the business and affairs of the Corporation shall be managed under the direction of the Board of Directors. All powers of the Corporation may be exercised by or under authority of the Board of Directors except as conferred on or reserved to the stockholders by law, by the Corporation’s charter or by these By-Laws.

SECTION 2. Number, Election, and Term of Directors. The number of directors shall be fixed from time to time by resolution of the Board of Directors adopted by a majority of the directors then in office; provided, however, that the number of directors shall in no event be less than three nor more than nine. The Board of Directors shall be divided into three classes. Within the limits above specified, the number of directors in each class shall be determined by resolution of the Board of Directors. The initial term of office of the first class shall expire on the date of the first annual meeting of stockholders. The initial term of office of the second class shall expire on the date of the annual meeting one year thereafter. The initial term of office of the third class shall expire on the date of the annual meeting two years thereafter. Upon expiration of the term of office in each class as set forth above, the number of directors in such class, as determined by the Board of Directors, shall be elected for a term of three years to succeed the directors whose terms of office expire. The directors shall be elected at the annual meeting of the stockholders to hold office until their terms of office expire on the date of the third succeeding annual meeting and their successors are elected and qualify. Any vacancy created by an increase in the number of directors may be filled in accordance with Section 6 of this Article II. No reduction in the number of directors shall have the effect of removing any director from office prior to the expiration of his or her term unless the director is specifically removed pursuant to Section 5 of this Article II at the time of the decrease. A director need not be a stockholder of the Corporation, a citizen of the United States, or a resident of the State of Maryland.

SECTION 3. Chairman of the Board. The Board of Directors shall appoint a Chairman of the Board from among the directors who are not “interested persons” of the Corporation (as defined in Section 2(a)(19) of the 1940 Act). The Chairman of the Board shall have no greater liability, nor be held to any higher standard, by reason of being Chairman of the Board. The Chairman of the Board shall preside at all meetings of the Board of Directors at which he or she is present. The Chairman of the Board shall have and may exercise such powers as are, from time to time, assigned to him or her by the Board of Directors or as may be required by law.

SECTION 4. Resignation. A director of the Corporation may resign at any time by giving written notice of his or her resignation to the Board of Directors or the Chairman of the Board or to the President or the Secretary of the Corporation. Any resignation shall take effect at the time specified in such written notice or, should the time when it is to become effective not be specified in it, immediately upon its receipt. Acceptance of a resignation shall not be necessary to make it effective unless the resignation states otherwise.

SECTION 5. Removal of Directors. Any director of the Corporation may be removed by the stockholders for cause by a vote of a majority of the votes entitled to be cast for the election of directors. To the maximum extent permitted by applicable law, a vote of at least a majority of the remaining members of the Board of Directors and two-thirds of the remaining Continuing Directors (as defined in Section 3 of Article X) may, for cause, remove a director of the Corporation or cause the resignation of such a director. For the purpose of this paragraph, “cause” shall mean, with respect to any particular director, conviction of a felony, a final judgment of a court of competent jurisdiction holding that such director caused demonstrable, material harm to the Corporation through bad faith or active and deliberate dishonesty, or any other act or omission of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

SECTION 6. Vacancies. Subject to the provisions of the 1940 Act, any vacancies in the Board of Directors, whether arising from death, resignation, removal, or any other cause except an increase in the number of directors, shall be filled by a vote of the majority of the Board of Directors then in office even though that majority is less than a quorum, provided that no vacancy or vacancies shall be filled by action of the remaining directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the directors then holding office shall have been elected by the stockholders of the Corporation. A majority of the entire Board may fill a vacancy that results from an increase in the number of directors. In the event that at any time a vacancy exists in any office of a director that may not be filled by the remaining directors, a meeting of the stockholders shall be held as promptly as possible and in any event within 60 days, for the purpose of filling the vacancy or vacancies. Any director appointed by the Board of Directors to fill a vacancy shall hold office only until the annual meeting of stockholders of the Corporation at which his or her term of office expires, or a prior annual meeting of stockholders of the Corporation if at least a majority of the Directors and two-thirds of the Continuing Directors (as defined in Section 3 of Article X) so determine by resolution, and until his or her successor has been elected and qualified. Any director elected by the stockholders to fill a vacancy shall hold office for the balance of the term of the director whose death, resignation, or removal occasioned the vacancy and until his or her successor has been elected and qualified.

SECTION 7. Place of Meetings. Meetings of the Board of Directors may be held at any place that the Board may from time to time determine or that is specified in the notice of the meeting.

SECTION 8. Regular Meetings. After each meeting of stockholders at which directors shall have been elected, the Board of Directors shall meet as soon as practicable for the purpose of organization and the transaction of other business. In the event that no other time and place are specified by resolution of the Board from time to time, the Board of Directors shall meet immediately following the close of, and at the place of, such stockholders meeting. Any other regular meeting of the Board of Directors may be held at the time and place determined from time to time by the Board of Directors.

SECTION 9. Special Meetings. Special meetings of the Board of Directors may be called by two or more directors of the Corporation or by the Chairman of the Board or the President.

SECTION 10. Notice of Meetings. Notice of each meeting of the Board of Directors shall be given by the Secretary as hereinafter provided. Each notice shall state the time and place of the meeting and shall be delivered to each director, either personally or by telephone or other standard form of telecommunication, at least 24 hours before the time at which the meeting is to be held, or by first-class mail, postage prepaid, addressed to the director at his or her residence or usual place of business, and mailed at least three days before the day on which the meeting is to be held. Unless applicable law, these By-Laws, or a resolution of the Board of Directors provides otherwise, the notice need not state the business to be transacted at or the purposes of any regular or special meeting of the Board of Directors.

SECTION 11. Waiver of Notice of Meetings. Notice of any regular or special meeting of the Board of Directors need not be given to any director who shall, either before or after the meeting, deliver a written waiver or a waiver by electronic transmission, which is filed with the records of the meeting or who is present at the meeting.

SECTION 12. Quorum and Voting. One-third (1/3), but not fewer than two, of the members of the entire Board of Directors shall be present in person at any meeting of the Board so as to constitute a quorum for the transaction of business at the meeting, and except as otherwise expressly required by statute, the Corporation’s charter, these By-Laws, the 1940 Act, or any other applicable statute, the act of a majority of the directors present at any meeting at which a quorum is present shall be the act of the Board. In the absence of a quorum at any meeting of the Board, a majority of the directors present may adjourn the meeting to another time and place until a quorum shall be present. Notice of the time and place of any adjourned meeting shall be given to the directors who were not present at the time of the adjournment and, unless the time and place were announced at the meeting at which the adjournment was taken, to the other directors. At any adjourned meeting at which a quorum is present, any business may be transacted that might have been transacted at the meeting as originally called.

SECTION 13. Organization. In the absence or inability of the Chairman of the Board to act, the President, or, in his or her absence or inability to act, another director chosen by a majority of the directors present, shall act as chairman of the meeting and preside at the meeting. The Secretary (or, in his or her absence or inability to act, any person appointed by the chairman) shall act as secretary of the meeting and keep the minutes of the meeting.

SECTION 14. Committees. The Board of Directors may designate one or more committees of the Board of Directors, each consisting of one or more directors. To the extent provided in the resolution, and permitted by law, the committee or committees shall have and may exercise the powers of the Board of Directors in the management of the business affairs of the Corporation. Any committee or committees shall have the name or names determined from time to time by resolution adopted by the Board of Directors. Each committee shall keep regular minutes of its meetings and provide those minutes to the Board of Directors when required. The members of a committee present at any meeting, whether or not they constitute a quorum, may appoint a director to act in the place of an absent member.

SECTION 15. Written Consent of Directors in Lieu of a Meeting. Subject to the provisions of the 1940 Act, any action required or permitted to be taken at any meeting of the Board of Directors or of any committee of the Board may be taken without a meeting if a unanimous consent that sets forth the action is given in writing or by electronic transmission by each member of the Board or committee, as the case may be, entitled to vote on the matter and filed in paper or electronic form with the minutes of the proceedings of the Board or committee.

SECTION 16. Telephone Conference. Members of the Board of Directors or any committee of the Board may participate in any Board or committee meeting by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time. Unless provided otherwise by statute or regulation, participation in a meeting by such means shall constitute presence in person at the meeting.

SECTION 17. Compensation. Directors shall be entitled to receive compensation, if any, as may from time to time be fixed by the Board of Directors, including a fee for each meeting of the Board or any committee thereof, regular or special, attended. Directors may also be reimbursed by the Corporation for all reasonable expenses incurred in traveling to and from the place of a Board or committee meeting.

SECTION 18. Non-Disclosure Agreement. If directed by 2/3 of the Continuing Directors, a director shall be required as a condition to his or her service as a director to execute and deliver to the Corporation an agreement (in such form and with such content as the Board of Directors shall approve) requiring all information received in a person’s capacity as a director of the Corporation to be held confidential.

SECTION 19. Requirement to Adhere to Corporation Policies. If directed by 2/3 of the Continuing Directors, a director shall be required as a condition to his or her service as a director to execute and deliver to the Corporation an acknowledgement of the policies of the Corporation upon taking office as a director and after any change in such policies of the Corporation. Failure to adhere to any policies shall constitute grounds for the removal of the director for “Cause” as provided in Section 5 of this Article II.

SECTION 20. Qualification. Subject to the provisions of the charter and these By-Laws, and except as otherwise required by applicable law, only persons satisfying the following qualification requirements applicable to all directors may be nominated, elected, appointed, qualified, or seated (“nominated or seated”) to serve as a director unless at least a majority of the Board of Directors and two-thirds of the Continuing Directors (as defined in Section 3 of Article X) shall have determined by resolution that failure to satisfy a particular qualification requirement will not present undue conflicts or impede the ability of the individual to discharge the duties of a director or the free flow of information among directors or between the Corporation’s service providers and the Board of Directors:

(i)	An individual nominated or seated as a director shall, at the time the individual is nominated or seated, serve as a trustee or director of no more than five public companies having securities registered under the Exchange Act (investment companies having the same investment adviser or administrator shall all be counted as a single company for this purpose);

(ii)	Except as provided herein and by applicable law, an individual nominated or seated as a director shall not be an employee, officer, partner, member, director, or record or beneficial owner of 5% or more of any class of securities of (A) any investment adviser or person in a control relationship with such investment adviser (other than the investment adviser to the Corporation or any investment adviser in a control relationship with the Corporation’s investment adviser), or (B) an entity controlling or controlled by any investment adviser (other than the Corporation’s investment adviser or any investment adviser in a control relationship with the Corporation’s investment adviser or any person in a control relationship with any of the foregoing);

(iii)	An individual nominated or seated as a director shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving moral turpitude, dishonesty, or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof;

(iv)	An individual nominated or seated as a director shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings), or adverse final action of any federal, state, or foreign governmental or regulatory authority (including self-regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business, nor shall an individual nominated or seated as a director be the subject of any investigation or proceeding that could reasonably be expected to result in such individual failing to satisfy the requirements of this paragraph, nor shall any individual nominated or seated as a director be or have engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the U.S. Securities and Exchange Commission (“SEC”) censuring, placing limitations on the activities, functions, or operations of, suspending, or revoking the registration of any investment adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940;

(v)	An individual nominated or seated as a director shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(a) of the 1940 Act that would result in, or could have reasonably been expected or would reasonably be expected to result in, such individual or a company of which such individual is an affiliated person (as defined in Section 2(a)(3) of the 1940 Act) being ineligible, in the absence of an exemptive order under Section 9(c) of the 1940 Act, to serve or act in the capacity of employee, officer, director, member of an advisory board, investment adviser, or depositor of any registered investment company, or principal underwriter for any registered investment company, registered unit investment trust, or registered face amount certificate company;

(vi)	An individual nominated or seated as a director shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that, in the absence of an exemptive order under Section 9(c) of the 1940 Act, would permit, or could reasonably have been expected or would reasonably be expected to permit, the SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, director, member of an advisory board, investment adviser, or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of such investment adviser, depositor, or principal underwriter;

(vii)	An individual nominated or seated as a director shall not be the beneficial owner of, or be a person party to an agreement, arrangement, understanding, or practice for sharing information or decisions concerning stockholder actions or the acquisition, disposition, or voting of stock of the Corporation with any person(s) who in the aggregate are the beneficial owners of, 5% or more of the outstanding shares of any class of stock of the Corporation (each such person other than the Corporation’s investment adviser, any investment adviser in a control relationship with the Corporation’s investment adviser or any person in a control relationship with any of the foregoing, a “5% Holder”) and shall not have a disclosure relationship with a 5% Holder;

(viii)	An individual nominated or seated as a director shall not, and any immediate family member of such nominee shall not, be employed or have been employed within the last two full calendar years and current year by, or have, or have had within the last two full calendar years and current year any material commercial or professional relationship with, any 5% Holder or any person who controls, is controlled by, is under common control, or acts in concert with any 5% Holder;

(ix)	An individual nominated or seated as a director shall not, and any immediate family member of such nominee shall not, have accepted directly or indirectly, during the calendar year of the election for which such individual is nominated or seated or during the immediately preceding calendar year, any consulting, advisory, or other compensatory fee from any 5% Holder or from any person who controls, is controlled by, or is under common control or acts in concert with, any 5% Holder; and

(x)	An individual nominated or seated as a director shall not, and any immediate family member of such nominee shall not, be an officer, director, general partner, or managing member (or person performing similar functions) of any 5% Holder or of any person who controls, is controlled by, or is under common control or acts in concert with, any 5% Holder.

ARTICLE III

OFFICERS

SECTION 1. Number and Qualifications. The Corporation shall have a President, a Treasurer, and a Secretary, each of whom shall be elected by the Board of Directors. The Board of Directors may also elect or appoint any other officers and agents it deems necessary or proper. Any two or more offices may be held by the same person, except the office of President and Vice President, but no officer shall execute, acknowledge, or verify in more than one capacity any instrument required by law to be executed, acknowledged, or verified in more than one capacity. The President, the Treasurer, and the Secretary shall be elected by the Board of Directors each year at its first meeting held after the annual meeting of stockholders, each to hold office until the meeting of the Board following the next annual meeting of stockholders and until his or her successor is elected and qualifies. Assistant officers may be appointed by the elected officers and shall have such duties and shall hold their offices for such terms as may be prescribed by the Board or by the appointing officer. Any officer may be, but none need be, a stockholder of the Corporation.

SECTION 2. Resignations. Any officer of the Corporation may resign at any time by giving written notice of his or her resignation to the Board of Directors, the Chairman of the Board, the President, or the Secretary. Any resignation shall take effect at the time specified therein or, if the time when it shall become effective is not specified therein, immediately upon its receipt. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation.

SECTION 3. Removal of Officers. Any officer of the Corporation may be removed by the Board of Directors with or without cause at any time, and the Board may delegate the power of removal as to assistant officers not elected by the Board of Directors.

SECTION 4. Vacancies. A vacancy in any office, whether arising from death, resignation, removal, or any other cause, may be filled for the unexpired portion of the term of the office that shall be vacant, in the manner prescribed in these By-Laws for the regular election or appointment to that office.

SECTION 5. Compensation. The compensation, if any, of the officers of the Corporation shall be fixed by the Board of Directors, but this power may be delegated to any officer with respect to other officers under his or her control.

SECTION 6. Bonds or Other Security. If required by the Board, any officer of the Corporation shall give a bond or other security for the faithful performance of his or her duties, in an amount and with any surety or sureties as the Board may require.

SECTION 7. President. The President shall be the chief executive officer of the Corporation and shall have, subject to the control of the Board of Directors, general charge of the business and affairs of the Corporation, and may employ and discharge employees and agents of the Corporation, except those elected or appointed by the Board, and he or she may delegate these powers.

SECTION 8. Vice President. Each Vice President shall have the powers and perform the duties that the President or the Board of Directors may from time to time prescribe. In the absence or disability of the President, the Vice President or, if there be more than one Vice President, any Vice President designated by the Board of Directors, shall perform all the duties and may exercise any of the powers of the President, subject to the control of the Board of Directors.

SECTION 9. Treasurer. The Treasurer shall be the principal financial and accounting officer of the Corporation. He or she shall deliver all funds of the Corporation that may come into his or her hands to any custodian appointed by or pursuant to authority granted by the Board of Directors. He or she shall render a statement of condition of the finances of the Corporation to the directors as often as they shall require the same, and he or she shall in general perform all the duties incident to the office of Treasurer and such other duties as from time to time may be assigned to him or her by the Board of Directors.

SECTION 10. Assistant Treasurers. In the absence or disability of the Treasurer, the Assistant Treasurer, or, if there be more than one, any Assistant Treasurer designated by the Board of Directors, shall perform all the duties, and may exercise all the powers, of the Treasurer. The Assistant Treasurers, if any, shall perform such other duties as from time to time may be assigned to them by the Treasurer or the Board of Directors.

SECTION 11. Secretary. The Secretary shall keep the minutes of all meetings of the Board of Directors and of all meetings of the stockholders of the Corporation in proper books provided for that purpose; he or she shall have custody of the seal of the Corporation; he or she shall have charge of the share transfer books, lists, and records unless the same are in the charge of the Corporation’s transfer agent. He or she shall attend to the giving and serving of all notices by the Corporation in accordance with the provisions of these By-Laws and as required by law; and subject to these By-Laws, he or she shall in general perform all duties incident to the office of Secretary and such other duties as from time to time may be assigned to him or her by the Board of Directors.

SECTION 12. Assistant Secretaries. In the absence or disability of the Secretary, the Assistant Secretary, or, if there be more than one, any Assistant Secretary designated by the Board of Directors, shall perform all of the duties, and may exercise all of the powers, of the Secretary. The Assistant Secretaries, if any, shall perform such other duties as from time to time may be assigned to them by the Secretary or the Board of Directors.

SECTION 13. Delegation of Duties. In case of the absence or disability of any officer of the Corporation, or for any other reason that the Board of Directors may deem sufficient, the Board may confer for the time being the powers or duties, or any of them, of such officer upon any other officer or upon any director.

ARTICLE IV

STOCK

SECTION 1. Stock Certificates. Unless otherwise provided by the Board of Directors and permitted by law, each holder of stock of the Corporation shall be entitled upon specific written request to such person as may be designated by the Corporation to have a certificate or certificates, in a form approved by the Board, representing the number of shares of stock of the Corporation owned by him or her; provided, however, that certificates for fractional shares will not be delivered in any case. The certificates representing shares of stock shall be signed by or in the name of the Corporation by the President or a Vice President and by the Secretary or an Assistant Secretary or the Treasurer or an Assistant Treasurer and sealed with the seal of the Corporation. Any or all of the signatures or the seal on the certificate may be facsimiles. In case any officer, transfer agent, or registrar who has signed or whose facsimile signature has been placed upon a certificate shall have ceased to be such officer, transfer agent, or registrar before the certificate is issued, it may be issued by the Corporation with the same effect as if the officer, transfer agent, or registrar was still in office at the date of issue.

SECTION 2. Stock Ledger. There shall be maintained a stock ledger containing the name and address of each stockholder and the number of shares of stock of each class the stockholder holds. The stock ledger may be in written form or any other form that can be converted within a reasonable time into written form for visual inspection. The original or a duplicate of the stock ledger shall be kept at the principal office of the Corporation or at any other office or agency specified by the Board of Directors.

SECTION 3. Transfers of Shares. Transfers of shares of stock of the Corporation shall be made on the stock records of the Corporation only by the registered holder of the shares, or by his or her attorney thereunto authorized by power of attorney duly executed and filed with the Secretary or with a transfer agent or transfer clerk, and on surrender of the certificate or certificates, if issued, for the shares properly endorsed or accompanied by a duly executed stock transfer power and the payment of all taxes thereon. Except as otherwise provided by law, the Corporation shall be entitled to recognize the exclusive right of a person in whose name any share or shares stand on the record of stockholders as the owner of the share or shares for all purposes, including, without limitation, the rights to receive dividends or other distributions and to vote as the owner, and the Corporation shall not be bound to recognize any equitable or legal claim to or interest in any such share or shares on the part of any other person.

SECTION 4. Regulations. If stock certificates are issued, the Board of Directors may make any additional rules and regulations, not inconsistent with these By-Laws, as it may deem expedient concerning the issue, transfer, and registration of certificates for shares of stock of the Corporation. The Board may appoint, or authorize any officer or officers to appoint, one or more transfer agents or one or more transfer clerks and one or more registrars and may require all certificates for shares of stock to bear the signature or signatures of any of them.

SECTION 5. Uncertificated Stock. The Board of Directors may authorize the issuance of uncertificated securities if permitted by law. In the event that the Board of Directors authorizes the issuance of uncertificated securities, the Board of Directors may, in its discretion, and at any time, discontinue the issuance of stock certificates and may, by written notice to the registered owners of each certificated share of stock, require the surrender of stock certificates to the Corporation for cancellation. Such surrender and cancellation shall not affect the ownership of stock of the Corporation.

SECTION 6. Lost, Destroyed, or Mutilated Certificates. The holder of any certificate representing shares of stock of the Corporation shall immediately notify the Corporation of its loss, destruction, or mutilation, and the Corporation may issue a new certificate of stock in the place of any certificate issued by it that has been alleged to have been lost or destroyed or that shall have been mutilated. The Board of Directors may, in its discretion, require the owner (or his or her legal representative) of a lost, destroyed, or mutilated certificate: to give the Corporation a bond in a sum, limited or unlimited, and in a form and with any surety or sureties, as the Board in its absolute discretion shall determine, to indemnify the Corporation against any claim that may be made against it on account of the alleged loss or destruction of any such certificate, or issuance of a new certificate. Anything herein to the contrary notwithstanding, the Board of Directors, in its absolute discretion, may refuse to issue any such new certificate, except pursuant to legal proceedings under the laws of the State of Maryland.

SECTION 7. Fixing of Record Date for Dividends, Distributions, Etc. The Board of Directors may fix, in advance, a date not more than 90 days preceding the date fixed for the payment of any dividend or the making of any distribution or the allotment of rights to subscribe for securities of the Corporation, or for the delivery of evidences of rights or evidences of interests arising out of any change, conversion, or exchange of common stock or other securities, as the record date for the determination of the stockholders entitled to receive any such dividend, distribution, allotment, rights or interest, and in such case only the stockholders of record at the time so fixed shall be entitled to receive such dividend, distribution, allotment, rights, or interests.

SECTION 8. Information to Stockholders and Others. Any stockholder of the Corporation or his or her agent may inspect and copy during the Corporation’s usual business hours the Corporation’s By-Laws, minutes of the proceedings of its stockholders, annual statements of its affairs, and voting trust agreements on file at its principal office.

ARTICLE V

INDEMNIFICATION

SECTION 1. Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is required or permitted by the General Laws of the State of Maryland now or hereafter in force. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article V shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors, and administrators of such a person. This Article V shall not protect any such a person against any liability to the Corporation or any security holder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office (“disabling conduct”).

SECTION 2. Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him or her in connection with proceedings to which he or she is a party in the manner and to the fullest extent permissible under the 1940 Act and Maryland law. The person seeking indemnification shall provide to the Corporation a written affirmation of his or her good-faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his or her undertaking, (b) the Corporation is insured against losses arising by reason of the advance, or (c) a majority of a quorum of directors of the Corporation who are neither “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“disinterested non-party directors”), or independent legal counsel in a written opinion, shall have determined, based in a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

SECTION 3. Procedure. At the request of any person claiming indemnification under this Article V, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the 1940 Act and Maryland law, whether the standards required by this Article V have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract subject to any limitations imposed by the 1940 Act.

SECTION 5. Other Rights. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees, and agents by resolution, agreement, or otherwise. The indemnification provided by this Article V shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise.

SECTION 6. Amendments. No amendment of these By-Laws shall affect any right of any person under this Article V based on any event, omission, or proceeding prior to the amendment.

ARTICLE VI

SEAL

The seal of the Corporation shall be circular in form and shall bear the name of the Corporation, the year of its incorporation, the words “Corporate Seal” and “Maryland,” and any emblem or device approved by the Board of Directors. The seal may be used by causing it or a facsimile to be impressed or affixed or in any other manner reproduced, or by placing the word “seal” adjacent to the signature of the authorized officer of the Corporation.

ARTICLE VII

FISCAL YEAR

SECTION 1. Fiscal Year. The Corporation’s fiscal year shall be fixed by the Board of Directors.

SECTION 2. Accountant.

(a) The Corporation shall employ an independent public accountant or a firm of independent public accountants of national reputation as its Accountant to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The Accountant’s certificates and reports shall be addressed both to the Board of Directors and to the stockholders. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any stockholders’ meeting called for that purpose.

(b) A majority of the members of the Board of Directors who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Corporation shall select the Accountant in accordance with the requirements of the 1940 Act.

(c) Any vacancy occurring between annual meetings, due to the resignation of the Accountant, may be filled by the vote of a majority of the members of the Board of Directors who are not “interested persons” of the Corporation (as defined in Section 2(a)(19) of the 1940 Act).

ARTICLE VIII

CUSTODY OF SECURITIES

SECTION 1. Employment of a Custodian. The Corporation shall place and at all times maintain in the custody of a Custodian (including any sub-Custodian for the Custodian) all funds, securities, and similar investments owned by the Corporation. The Custodian (and any sub-Custodian) shall be an institution conforming to the requirements of Section 17(f) of the 1940 Act and the rules of the SEC thereunder. The Custodian shall be appointed from time to time by the Board of Directors, which shall fix its remuneration.

SECTION 2. Termination of Custodian Agreement. Upon termination of the Custodian Agreement or inability of the Custodian to continue to serve, the Board of Directors shall promptly appoint a successor Custodian, but in the event that no successor Custodian can be found who has the required qualifications and is willing to serve, the Board of Directors shall call as promptly as possible a special meeting of stockholders to determine whether the Corporation shall function without a Custodian or shall be liquidated. If so directed by vote of the holders of a majority of the outstanding shares of stock of the Corporation entitled to vote, the Custodian shall deliver and pay over all property of the Corporation held by it as specified in such vote.

ARTICLE IX

AMENDMENTS

These By-Laws may be amended or repealed by the affirmative vote of at least a majority of the Board of Directors and three-fourths of the Continuing Directors (as defined in Section 3 of Article X) at any regular or special meeting of the Board of Directors, subject to applicable law, including, without limitation, the 1940 Act.

ARTICLE X

MISCELLANEOUS

SECTION 1. Severability. The provisions of these By-Laws are severable, and if the Board of Directors shall determine, with the advice of legal counsel, that any of such provisions is in conflict with applicable law, the conflicting provision shall be deemed never to have constituted a part of these By-Laws; provided, however, that such determination shall not affect any of the remaining provisions of these By-Laws or render invalid or improper any action taken or omitted prior to such determination. If any provision of these By-Laws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of these By-Laws in any jurisdiction.

SECTION 2. Venue. Unless the Corporation consents in advance and in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Northern Division, shall be the sole and exclusive forum for any action or dispute arising out of, relating to, or connected in any way with, the Corporation, including, but not limited to

(a) any Internal Corporate Claim, as such term is defined in the Maryland General Corporation Law (the “MGCL”)

(b) any derivative action or proceeding brought in the right of or on behalf of the Corporation,

(c) any action asserting a claim of breach of (i) any duty owed by any director, officer, other employee, or agent of the Corporation to the Corporation or to the stockholders of the Corporation, or (ii) a standard of conduct applicable to directors,

(d) any action asserting a claim against the Corporation or any director or officer or other employee of the Corporation arising under, pursuant to, or connected in any way with, any provision of the MGCL or these Bylaws or federal law, including the 1940 Act, or

(e) any other action or suit asserting any kind of claim against the Corporation or any director, officer, other employee, or agent of the Corporation, whether or not that action or claim is governed by the internal affairs doctrine.

Any person or entity purchasing or otherwise acquiring any interest in Shares shall be deemed to have notice of and consented to the provisions hereof.

SECTION 3. Certain Definitions. “Continuing Director” shall mean any director who (1) has been a director for a period of at least 18 months, during no part of which time he or she has been an Interested Party (as defined below) or an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of an Interested Party, (2) has been a director since the Corporation’s initial public offering of its shares, or (3) is a successor to a Continuing Director who is not an affiliated person of an Interested Party and was elected or nominated to succeed the Continuing Director by a majority of the other Continuing Directors then in office.

“Interested Party” shall mean any person, other than an investment company advised by the Corporation’s investment adviser or any of its “affiliated persons” (as defined in Section 2(a)(3) of the 1940 Act), that enters, or proposes to enter, into with the Corporation: (1) a merger, consolidation, or statutory share exchange of the Corporation with or into any other corporation or entity; (2) the issuance of any securities of the Corporation to any Principal Stockholder1 for cash, except as part of an offering in which the Principal Stockholder has no special right to participate as compared to (a) other holders of the same class or series of shares, or (b) investors generally; (3) the sale, lease, exchange, mortgage, pledge, transfer, or other disposition by the Corporation (in one or a series of transactions in any 12-month period) to or with any Principal Stockholder of any assets of the Corporation having an aggregate fair market value of $1,000,000 or more, except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Corporation in the ordinary course of business, tender offers, and transactions effected in connection with leverage; and (4) the issuance or transfer by the Corporation of any securities of the Corporation to any person or entity for cash, securities, or other property or assets (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding (a) issuances or transfers of debt securities of the Corporation, (b) sales of securities of the Corporation in connection with a public offering, (c) issuances of securities of the Corporation pursuant to a dividend or distribution reinvestment plan adopted by the Corporation, (d) issuances of securities of the Corporation upon the exercise of any share subscription rights distributed by the Corporation, (e) issuances of securities of the Corporation for the purposes of leverage, and (f) portfolio transactions effected by the Corporation in the ordinary course of business.

END OF BY-LAWS

[1]	The term “Principal Stockholder” shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than five percent (5%) of the outstanding shares of any class of stock of the Corporation and shall include any affiliate or associate, as such terms are defined in clause (ii) below, of a Principal Stockholder. For the purposes of this Section, in addition to the shares of stock of the Corporation which a corporation, person or other entity beneficially owns directly, (a) any corporation, person or other entity shall be deemed to be the beneficial owner of any shares of stock of the Corporation (i) which it has the right to acquire pursuant to any agreement or upon exercise of the conversion rights or warrants, or otherwise (but excluding share options granted by the Corporation) or (ii) which are beneficially owned, directly or indirectly (including shares of stock of the Corporation deemed owned through application of clause (i) above), by any other corporation, person or entity with which it or its “affiliate” or “associate” (as defined below) has any agreement, arrangement or understanding for the purposes of acquiring, holding, voting or disposing of shares of stock of the Corporation, or which it or its “affiliate” or “associate” as those terms are defined in Rule l2b-2 under the Securities Exchange Act of 1934, and (b) the outstanding shares of stock of the Corporation shall include shares deemed owned through application of clauses (i) and (ii) above but shall not include any other shares which may be issuable pursuant to any agreement, or upon exercise of conversion rights or warrants, or otherwise.

25